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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -----------------------------
   Address:      c/o Amelia Peabody Foundation
                 -----------------------------
                 One Hollis Street
                 -----------------------------
                 Wellesley, MA 02482
                 -----------------------------

Form 13F File Number: 028-05999
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         ----------------
Title:   Trustee
         ----------------
Phone:   781-237-6468
         ----------------

Signature, Place, and Date of Signing:

   /s/ Bayard D. Waring    Gloucester, Massachusetts   July 31, 2007
   --------------------    -------------------------   -------------
        [Signature]              [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
                                        --------------------

Form 13F Information Table Entry Total:      100
                                        --------------------

Form 13F Information Table Value Total:      $84,880
                                        ------------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring
    --        --------                     ----------------


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                                  Bayard Waring
                           FORM 13F INFORMATION TABLE
                           QUARTER ENDED JUNE 30, 2007

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                       VALUE     SHARES/   SH/  PUT/ Investment   Other       Voting Authority
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X1000)    PRN AMT   PRN  CALL Discretion  Managers    Sole    Shared   None
Advanced Micro Devices       Com            007903107        2        150  SH          OTHER        1            150   0       0
ALLEGHENY TECHNOLOGIES INC   COM            01741R102     2622  25,000.00  SH          OTHER        1      25,000.00   0       0
AMERICAN CAP STRATEGIES LTD  COM            024937104     1488  35,000.00  SH          OTHER        1      35,000.00   0       0
AMERICAN CAPITAL STRATEGIES  COM            024937104      213   5,000.00  SH          OTHER        1       5,000.00   0       0
AMERICAN INTL GROUP INC      COM            026874107      175   2,500.00  SH          OTHER        1       2,500.00   0       0
AMERIGAS PARTNERS L P        UNIT LP INT    030975106     1988  55,000.00  SH          OTHER        1      55,000.00   0       0
ANADIGICS INC                COM            032515108      276  20,000.00  SH          OTHER        1      20,000.00   0       0
Aqua America                 Com            03836W103        6        266  SH          OTHER        1            266   0       0
AT+T INC                     COM            00206R102     2490  60,000.00  SH          OTHER        1      60,000.00   0       0
AXA SPONSORED ADR            SPONSORED ADR  054536107      129   3,000.00  SH          OTHER        1       3,000.00   0       0
BAKER HUGHES INC             COM            057224107     2103  25,000.00  SH          OTHER        1      25,000.00   0       0
BHP BILLITON LTD             SPONSORED ADR  088606108     2988  50,000.00  SH          OTHER        1      50,000.00   0       0
BHP BILLITON LTD SPONSORED
 ADR                         SPONSORED ADR  088606108      239   4,000.00  SH          OTHER        1       4,000.00   0       0
BOEING CO                    COM            097023105     1923  20,000.00  SH          OTHER        1      20,000.00   0       0
BUCKEYE PARTNERS L P         UNIT LTD PARTN 118230101     1283  25,000.00  SH          OTHER        1      25,000.00   0       0
BURLINGTON NORTHN SANTA FE   COM            12189T104     2129  25,000.00  SH          OTHER        1      25,000.00   0       0
CAMECO CORP                  COM            13321L108     2537  50,000.00  SH          OTHER        1      50,000.00   0       0
CATERPILLAR INC              COM            149123101     1566  20,000.00  SH          OTHER        1      20,000.00   0       0
CHESAPEAKE ENERGY CORP COM   COM            165167107      104   3,000.00  SH          OTHER        1       3,000.00   0       0
CHICAGO BRDG + IRON CO N V   NY REGISTRY SH 167250109      377  10,000.00  SH          OTHER        1      10,000.00   0       0
CISCO SYS INC                COM            17275R102      696  25,000.00  SH          OTHER        1      25,000.00   0       0
CISCO SYSTEMS INC COM        COM            17275R102       97   3,500.00  SH          OTHER        1       3,500.00   0       0
CITIGROUP INC COM            COM            172967101       51   1,000.00  SH          OTHER        1       1,000.00   0       0
CORNING INC COM              COM            219350105      128   5,000.00  SH          OTHER        1       5,000.00   0       0
DUKE ENERGY HLDG CORP        COM            26441C105      732  40,000.00  SH          OTHER        1      40,000.00   0       0
DYNEGY INC DEL               CL A           26817G102        2     180.00  SH          OTHER        1         180.00   0       0
EAGLE BULK SHIPPING INC      COM            Y2187A101      112   5,000.00  SH          OTHER        1       5,000.00   0       0
EMERSON ELEC CO              COM            291011104     1170  25,000.00  SH          OTHER        1      25,000.00   0       0
Enerplus Resources           UNIT TR G NEW  29274D604        9        200  SH          OTHER        1            200   0       0
ENERPLUS RESOURCES FUND      UNIT TR G NEW  29274D604     1648  35,000.00  SH          OTHER        1      35,000.00   0       0
Fording Canadian Coal        TR UNIT        345425102       10        300  SH          OTHER        1            300   0       0
FOSTER WHEELER LTD           SHS NEW        G36535139     4280  40,000.00  SH          OTHER        1      40,000.00   0       0
Frontline                    SHS NEW        G3682E127        7        150  SH          OTHER        1            150   0       0
FUEL TECH INC                COM            359523107       69   2,000.00  SH          OTHER        1       2,000.00   0       0
GENERAL ELECTRIC CO          COM            369604103      383  10,000.00  SH          OTHER        1      10,000.00   0       0
H + Q HEALTHCARE FD          SH BEN INT     404052102      344  20,000.00  SH          OTHER        1      20,000.00   0       0
HOLLY CORP                   COM PAR $0.01  435758305     1855  25,000.00  SH          OTHER        1      25,000.00   0       0
India Fund                   Com            454089103        4        100  SH          OTHER        1            100   0       0
ING GROEP N V                SPONSORED ADR  456837103     1812  41,219.00  SH          OTHER        1      41,219.00   0       0

ISHARES INC                  MSCI BRAZIL    464286400     1536  25,000.00  SH          OTHER        1      25,000.00   0       0
ISHARES INC                  MSCI SINGAPORE 464286673      887  65,000.00  SH          OTHER        1      65,000.00   0       0
Ishares MSCI Brazil Free
 Index Fund                  MSCI BRAZIL    464286400        8        125  SH          OTHER        1            125   0       0
ISHARES MSCI BRAZIL
 INDEX FUND                  MSCI BRAZIL    464286400      184   3,000.00  SH          OTHER        1       3,000.00   0       0
ISHARES MSCI SINGAPORE ETF   MSCI SINGAPORE 464286673      136  10,000.00  SH          OTHER        1      10,000.00   0       0
ISHARES TR                   S&P GBL HLTHCR 464287325      296   5,000.00  SH          OTHER        1       5,000.00   0       0
IShares Trust DJ US
 Healthcare                  DJ US HLTHCR   464287762       10        150  SH          OTHER        1            150   0       0
JPMORGAN CHASE & CO          COM            46625H100      145   3,000.00  SH          OTHER        1       3,000.00   0       0
JPMORGAN CHASE + CO          COM            46625H100      969  20,000.00  SH          OTHER        1      20,000.00   0       0
Kinder Morgan Energy
 Partners                    UT LTD PARTNER 494550106        6        100  SH          OTHER        1            100   0       0
LAZARD GLB TTL RTN +
 INCM FD                     COM            52106W103     1315  60,283.00  SH          OTHER        1      60,283.00   0       0
Lazard Global Total Return
 & Income                    COM            52106W103        9        400  SH          OTHER        1            400   0       0
LAZARD LTD                   SHS A          G54050102     2252  50,000.00  SH          OTHER        1      50,000.00   0       0
LAZARD LTD A                 SHS A          G54050102      135   3,000.00  SH          OTHER        1       3,000.00   0       0
MCDERMOTT INTL INC           COM            580037109     1662  20,000.00  SH          OTHER        1      20,000.00   0       0
MEMC ELECTR MATLS INC        COM            552715104     2139  35,000.00  SH          OTHER        1      35,000.00   0       0
MERRILL LYNCH & CO INC COM   COM            590188108       84   1,000.00  SH          OTHER        1       1,000.00   0       0
MICROSOFT CORP               COM            594918104      442  15,000.00  SH          OTHER        1      15,000.00   0       0
NASDAQ STOCK MARKET INC      COM            631103108      149   5,000.00  SH          OTHER        1       5,000.00   0       0
NOBLE CORPORATION (CAYMAN
 ISLAND)                     SHS            G65422100      293   3,000.00  SH          OTHER        1       3,000.00   0       0
NOVARTIS AG                  SPONSORED ADR  66987V109      841  15,000.00  SH          OTHER        1      15,000.00   0       0
NOVARTIS AG SPONSORED ADR    SPONSORED ADR  66987V109      168   3,000.00  SH          OTHER        1       3,000.00   0       0
ORACLE CORP COM              COM            68389X105       99   5,000.00  SH          OTHER        1       5,000.00   0       0
PENGROWTH ENERGY TR          TR UNIT NEW    706902509      668  35,000.00  SH          OTHER        1      35,000.00   0       0
Penn West Energy Trust       TR UNIT        707885109        8        240  SH          OTHER        1            240   0       0
PRAXAIR INC                  COM            74005P104     1440  20,000.00  SH          OTHER        1      20,000.00   0       0
PRECISION DRILLING TRUST     TR UNIT        740215108      122   5,000.00  SH          OTHER        1       5,000.00   0       0
PROCTER AND GAMBLE CO        COM            742718109     2754  45,000.00  SH          OTHER        1      45,000.00   0       0
PROLOGIS SBI                 SH BEN INT     743410102      171   3,000.00  SH          OTHER        1       3,000.00   0       0
ProShares Trust Short
 Dow 30 ETF                  SHORT DOW 30   74347R701       18        300  SH          OTHER        1            300   0       0
PROVIDENT ENERGY TR          TR UNIT        74386K104      297  25,000.00  SH          OTHER        1      25,000.00   0       0
PROVIDENT ENERGY TRUST
 UNITS                       TR UNIT        74386K104       89   7,500.00  SH          OTHER        1       7,500.00   0       0
QUALCOMM INC COM             COM            747525103      130   3,000.00  SH          OTHER        1       3,000.00   0       0
QUESTAR CORP                 COM            748356102     2643  50,000.00  SH          OTHER        1      50,000.00   0       0
SCHLUMBERGER LTD             COM            806857108     2548  30,000.00  SH          OTHER        1      30,000.00   0       0
Ship Finance                 SHS            G81075106       10        323  SH          OTHER        1            323   0       0
SHIP FINANCE INTL            SHS            G81075106     1484  50,000.00  SH          OTHER        1      50,000.00   0       0
SPECTRA ENERGY CORP          COM            847560109     1038  40,000.00  SH          OTHER        1      40,000.00   0       0
STREETTRACKS GOLD TR         GOLD SHS       863307104      321   5,000.00  SH          OTHER        1       5,000.00   0       0
Streettracks Gold Trust      GOLD SHS       863307104        6        100  SH          OTHER        1            100   0       0
STREETTRACKS GOLD TRUST      GOLD SHS       863307104      193   3,000.00  SH          OTHER        1       3,000.00   0       0
SUNCOR ENERGY INC            COM            867229106     3147  35,000.00  SH          OTHER        1      35,000.00   0       0
TAIWAN SEMICONDUCTOR MFG CO
 SPONSORED ADR               SPONSORED ADR  874039100      115  10,299.00  SH          OTHER        1      10,299.00   0       0
Teco Energy                  COM            872375100        7        400  SH          OTHER        1            400   0       0
TECO ENERGY INC              COM            872375100      773  45,000.00  SH          OTHER        1      45,000.00   0       0
TEXAS INSTRS INC             COM            882508104     1129  30,000.00  SH          OTHER        1      30,000.00   0       0
THERMO FISHER SCIENTIFIC
 INC N/C FROM THERMO
 ELECTRON CORP 11/21/06      COM            883556102      259   5,000.00  SH          OTHER        1       5,000.00   0       0

TRANSCANADA CORP             COM            89353D107      344  10,000.00  SH          OTHER        1      10,000.00   0       0
TRANSCANADA CORP COM         COM            89353D107      172   5,000.00  SH          OTHER        1       5,000.00   0       0
TRANSOCEAN INC               ORD            G90078109     2650  25,000.00  SH          OTHER        1      25,000.00   0       0
UBS AG                       SHS NEW        H89231338     2400  40,000.00  SH          OTHER        1      40,000.00   0       0
UNITED TECHNOLOGIES CORP     COM            913017109     3192  45,000.00  SH          OTHER        1      45,000.00   0       0
UNITEDHEALTH GROUP INC       COM            91324P102      767  15,000.00  SH          OTHER        1      15,000.00   0       0
UNITEDHEALTH GROUP INC       COM            91324P102      179   3,500.00  SH          OTHER        1       3,500.00   0       0
USG CORP (NEW)               COM NEW        903293405      147   3,000.00  SH          OTHER        1       3,000.00   0       0
VALERO ENERGY CORP           COM            91913Y100     1847  25,000.00  SH          OTHER        1      25,000.00   0       0
VALERO ENERGY CORP (NEW)
 COM                         COM            91913Y100      222   3,000.00  SH          OTHER        1       3,000.00   0       0
VERIZON COMMUNICATIONS       COM            92343V104      823  20,000.00  SH          OTHER        1      20,000.00   0       0
WACHOVIA CORP COM            COM            929903102       51   1,000.00  SH          OTHER        1       1,000.00   0       0
Wisdomtree Trust Europe
 Smallcap Dividend           EUROPE SMCP DV 97717W869        2         30  SH          OTHER        1             30   0       0
XTO ENERGY INC               COM            98385X106      902  15,000.00  SH          OTHER        1      15,000.00   0       0

                                                        84,880